Financial Instruments - Cross Currency Swaps (Details) - MXN ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Face amount	$ 67,216	$ 52,369
Year one
Disclosure of detailed information about financial instruments [line items]
Face amount	0
Year two
Disclosure of detailed information about financial instruments [line items]
Face amount	6,251
Year three
Disclosure of detailed information about financial instruments [line items]
Face amount	4,358
Year four
Disclosure of detailed information about financial instruments [line items]
Face amount	6,819
Year five
Disclosure of detailed information about financial instruments [line items]
Face amount	0
Currency swap contract | Year one
Disclosure of detailed information about financial instruments [line items]
Face amount	4,483	954
Fair value Liability	0	35
Fair Value Asset	679	103
Currency swap contract | Year two
Disclosure of detailed information about financial instruments [line items]
Face amount	7,243	49,834
Fair value Liability	1	2
Fair Value Asset	547	119
Currency swap contract | Year three
Disclosure of detailed information about financial instruments [line items]
Face amount	19,300	6,045
Fair value Liability	137	1,017
Fair Value Asset	836	98
Currency swap contract | Year four
Disclosure of detailed information about financial instruments [line items]
Face amount	6,819	8,949
Fair value Liability	(211)	(1,391)
Fair Value Asset	0	9
Currency swap contract | Year five
Disclosure of detailed information about financial instruments [line items]
Face amount	2,182	6,009
Fair value Liability	0	0
Fair Value Asset	615	89
Currency swap contract | Six years and not later than then years
Disclosure of detailed information about financial instruments [line items]
Face amount		20
Fair value Liability		0
Fair Value Asset		337
Currency swap contract | 2030
Disclosure of detailed information about financial instruments [line items]
Face amount	26,086	13,633
Fair value Liability	68	803
Fair Value Asset	3,166	0
Currency swap contract | 2032
Disclosure of detailed information about financial instruments [line items]
Face amount		845
Fair value Liability		(51)
Fair Value Asset		0
Currency swap contract | 2033
Disclosure of detailed information about financial instruments [line items]
Face amount	10,000	4,931
Fair value Liability	(2,248)	0
Fair Value Asset	0	117
Currency swap contract | 2035
Disclosure of detailed information about financial instruments [line items]
Face amount	12,492	10,000
Fair value Liability	0	3,809
Fair Value Asset	$ 3,588	0
Currency swap contract | 2043
Disclosure of detailed information about financial instruments [line items]
Face amount		5,398
Fair value Liability		0
Fair Value Asset		1,877
Currency swap contract | 2050
Disclosure of detailed information about financial instruments [line items]
Face amount		3,471
Fair value Liability		0
Fair Value Asset		$ 1,235